Annual Operating Expenses - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.68%
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual operating expenses	1.38%
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual operating expenses	0.64%
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.43%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.31%